AFL CIO HOUSING INVESTMENT TRUST

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

FHA Permanent Securities (1.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,590	$5,598	$4,584
	3.40%	Jun-2038	1,860	1,863	1,792
	3.65%	Dec-2037	6,824	6,899	6,798
	3.72%	Feb-2062	4,348	4,357	3,986
	3.90%	Mar-2062	3,034	3,038	2,810
	4.00%	Dec-2053	58,601	58,576	57,103
	4.10%	Dec-2060	21,097	21,116	19,603
	4.70%	May-2053	4,416	4,576	3,615
	5.17%	Feb-2050	7,162	7,574	7,123
	5.80%	Jan-2053	1,878	1,885	1,918
	5.87%	May-2044	1,517	1,517	1,517
	5.89%	Apr-2038	3,514	3,516	3,513
	6.40%	Aug-2046	3,360	3,362	3,362
	6.60%	Jan-2050	3,072	3,087	3,069
Total FHA Permanent Securities			$126,273	$126,964	$120,793

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Ginnie Mae Securities (25.6% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$830	$835	$817
	4.50%	Aug-2040	433	438	434
	5.50%	Jan-2033 - Jun-2037	678	678	697
	6.00%	Jan-2032 - Aug-2037	448	447	466
	6.50%	Jul-2028	25	25	25
	7.00%	Apr-2026 - Jan-2030	185	185	189
	7.50%	Aug-2025 - Aug-2030	70	71	71
	8.00%	Sep-2026 - Nov-2030	84	85	87
	8.50%	Aug-2027	11	11	11
			2,764	2,775	2,797
Multifamily	1.90%	Feb-2061	22,712	20,643	13,688
	1.95%	Mar-2064	33,593	34,022	27,282
	1.95%	Mar-2064	36,976	36,528	29,911
	2.00%	Apr-2062 - Mar-2064	294,693	297,800	233,094
	2.00%	Oct-2062	52,025	53,664	41,826
	2.00%	Apr-2063	50,510	51,306	40,918
	2.00%	Apr-2063	47,737	48,673	38,665
	2.00%	Jul-2063	42,722	43,080	34,651
	2.00%	Oct-2063	41,441	41,062	33,366
	2.08%	Nov-2056	50,098	51,852	43,330
	2.15%	May-2056	370	369	363
	2.20%	Jun-2056	774	772	747
	2.25%	Dec-2048	2,589	2,573	2,446
	2.30%	Mar-2056 - Oct-2056	2,859	2,834	2,733
	2.31%	Nov-2051	6,476	6,476	5,907
	2.32%	Sep-2060	26,080	27,359	23,273
	2.35%	Nov-2056 - Feb-2061	27,068	27,832	23,213
	2.37%	Jan-2053	20,446	20,565	18,668
	2.40%	Aug-2047 - Dec-2057	17,946	18,325	15,175
	2.45%	Apr-2062	14,236	14,450	12,503
	2.50%	Dec-2052 - Jan-2061	51,462	52,189	44,662
	2.58%	May-2063	27,978	28,818	24,038
	2.60%	Dec-2055 - Oct-2062	8,025	8,044	7,454
	2.65%	Oct-2062	6,242	6,385	5,499
	2.67%	Mar-2062	34,224	34,967	30,637
	2.70%	May-2048 - Jul-2058	4,554	4,553	4,390
	2.74%	Apr-2057	22,979	24,772	21,052
	2.75%	Apr-2063	4,978	5,170	4,358
	2.78%	Aug-2058	10,245	11,056	9,406
	2.79%	Apr-2049	3,525	3,551	3,334
	2.80%	Feb-2053 - Dec-2059	64,073	61,409	51,596
	2.82%	Apr-2050	623	633	605
	2.94%	Nov-2059	45,769	50,476	41,527
	2.98%	Jun-2063	14,488	14,975	12,843
	3.00%	May-2062	58,189	62,533	51,001
	3.03%	Jan-2056	28,966	30,649	27,088
	3.05%	May-2054	11,545	11,587	10,466
	3.17%	Aug-2059	33,260	36,489	30,847
	3.24%	Jan-2064	26,202	26,717	23,433
	3.25%	Sep-2054 - Apr-2059	46,296	45,112	44,624
	3.27%	Apr-2046	22,967	24,018	21,453
	3.30%	Sep-2060	7,027	7,186	6,656
	3.33%	May-2055	6,630	6,330	6,079
	3.34%	Sep-2059	16,290	16,569	15,562
	3.35%	Mar-2044	6,944	6,726	6,814
	3.36%	May-2061	50,013	55,127	46,870
	3.38%	Jan-2060	57,082	57,087	54,400
	3.39%	Feb-2059	13,668	13,906	13,152
	3.41%	Sep-2061	40,524	41,970	38,447
	3.43%	Nov-2061	51,254	52,731	47,968
	3.50%	Sep-2052 - Jan-2054	5,138	5,196	5,026
	3.53%	Apr-2042	14,591	14,933	14,250
	3.60%	Apr-2061	32,872	33,849	31,314
	3.60%	Jun-2057 - Jan-2064	17,930	18,497	17,338
	3.62%	Dec-2057	27,348	27,773	26,758
	3.63%	Dec-2045	7,731	7,497	7,584
	3.65%	Oct-2058	9,863	9,996	9,669
	3.67%	Nov-2035	11,615	11,838	11,478
	3.74%	Aug-2059	15,023	15,282	14,699
	3.75%	Nov-2060 - Jan-2064	16,622	17,119	15,867
	3.78%	Aug-2060	38,156	38,411	36,857
	3.92%	Aug-2039	36,679	38,106	36,179
	4.00%	Nov-2057	23,919	24,826	23,205
	4.08%	Feb-2064	15,315	15,647	14,734
	4.10%	May-2051	3,630	3,884	3,615
	4.14%	Sep-2063	11,070	11,265	10,712
	4.35%	Dec-2060	2,218	2,256	2,217
	4.37%	Feb-2034	21,244	22,625	20,988
	4.45%	Jun-2055	2,395	2,316	2,391
	4.53%	Jan-2061	14,428	14,833	14,529
	4.63%[1]	Sep-2037	1,500	1,472	1,501
	4.90%[1]	Mar-2044	1,000	992	1,000
	5.17%	Jul-2064	10,737	10,881	11,452
	5.25%	Apr-2037	14,900	14,896	14,888
	5.62%	Oct-2058	12,840	13,318	13,808
	5.64%	Nov-2058	2,252	2,336	2,426
	5.66%	Oct-2058 - Dec-2058	22,245	23,088	24,013
	5.71%	Oct-2058	6,485	6,718	6,996
	5.78%	Dec-2058	20,337	21,065	21,913
	5.82%	Nov-2058	5,521	5,719	5,965
			1,992,977	2,038,554	1,771,392
Total Ginnie Mae Securities			$1,995,741	$2,041,329	$1,774,189

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.1% of net assets)

	Interest Rates[2]				Unfunded
	Permanent	Construction	Maturity Date		Commitments[3]	Face Amount	Amortized Cost	Value
Multifamily	2.25%	4.10%	Dec - 2064		$24,517	$41,410	$43,400	$28,818
	2.59%	3.59%	Aug - 2064		9,153	33,160	34,038	26,495
	3.05%	3.05%	Dec - 2063	(Level 3)	18,751	85,994	87,016	82,011
	3.69%	4.75%	Nov - 2063		1,291	11,213	11,371	10,384
	5.34%	9.75%	Aug - 2065		20,932	25	795	1,502
	5.88%	10.75%	Feb - 2066		19,057	96	906	1,922
	5.90%	5.90%	Aug - 2065		3,450	660	783	1,018
	5.92%	5.92%	May - 2065 - Jan - 2066		3,171	19,308	18,558	21,569
	6.10%	7.65%	Aug - 2065		2,009	162	256	383
	6.15%	6.15%	Apr - 2065 - Aug - 2065		22	34,350	35,115	38,271
					$102,353	$226,378	$232,238	$212,373
Forward Commitments	5.05%	5.05%	Dec-2066- Jan-2067		82,739	—	1,731	1,726
Total Ginnie Mae Construction Securities					$185,092	$226,378	$233,969	$214,099

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$104,454	$108,124	$90,838
	2.50%		Jan-2052	—	41,586	41,728	36,267
	3.00%		Apr-2031 - Mar-2052	—	120,278	124,220	109,315
	3.00%		Oct-2051	—	39,416	41,180	35,568
	3.50%		Jan-2042 - Sep-2051	—	63,184	65,040	59,817
	4.00%		Feb-2025 - Jul-2052	—	42,136	42,700	40,998
	4.00%		Jun-2052	—	31,130	30,754	30,021
	4.50%		Dec-2024 - Oct-2052	—	114,747	114,128	113,753
	5.00%		May-2034 - May-2053	—	122,706	123,336	123,512
	5.50%		Sep-2032 - May-2054	—	128,816	128,393	131,350
	5.64%	1M SOFR+36	Mar-2037	—	82	81	81
	5.71%	1M SOFR+43	Jun-2037	—	403	403	399
	5.79%	1M SOFR+51	Apr-2037	—	192	192	190
	5.85%	1M SOFR+57	Oct-2042	—	1,178	1,181	1,163
	5.87%	12M SOFR+234	Nov-2034	—	119	120	123
	5.89%	1M SOFR+61	Jun-2042	—	2,639	2,641	2,612
	5.94%	1M SOFR+66	Mar-2042	—	1,378	1,380	1,368
	5.99%	1M SOFR+71	Oct-2043	—	2,799	2,808	2,779
	6.00%		Nov-2028 - May-2054	—	129,923	130,555	133,589
	6.13%	12M SOFR+224	Feb-2045	—	1,487	1,506	1,529
	6.50%		Sep-2028 - Nov-2053	—	18,249	18,136	18,906
	6.61%	12M SOFR+241	Oct-2042	—	1,076	1,091	1,107
	6.75%	12M SOFR+227	Apr-2034	—	303	306	310
	6.86%	6M SOFR+204	Aug-2033	—	100	100	101
	7.00%		Sep-2027 - May-2032	—	322	322	336
	7.08%	1Y UST+220	Aug-2033	—	265	265	270
	7.12%	1Y UST+223	May-2033	—	67	67	67
	7.18%	6M SOFR+198	Nov-2033	—	435	435	441
	7.27%	12M SOFR+221	Jul-2033	—	92	92	94
	7.32%	1Y UST+222	Jul-2033	—	219	220	224
	7.34%	1Y UST+222	Aug-2033	—	109	109	112
	7.50%		Mar-2030 - Jun-2030	—	2	2	2
	8.00%		Aug-2030 - May-2030	—	27	27	28
				—	969,919	981,642	937,270
Multifamily	1.17%		Aug-2030 - Nov-2030	—	34,141	34,142	28,896
	1.22%		Aug-2028 - Jul-2030	—	35,592	35,646	31,000
	1.25%		Jul-2030	—	37,950	38,016	32,437
	1.26%		Jan-2031	—	24,634	24,630	21,037
	1.27%		Jul-2030	—	14,235	14,287	12,209
	1.31%		Aug-2030	—	4,275	4,307	3,685
	1.32%		Aug-2030	—	21,000	21,146	18,118
	1.38%		Jul-2030	—	10,500	10,574	9,062
	1.41%		Jul-2030	—	3,113	3,130	2,719
	1.46%		Jul-2030	—	7,109	7,159	6,231
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,497	13,115
	1.50%		Aug-2030	—	1,103	1,117	966
	1.52%		Jul-2032	—	14,158	14,231	11,839
	1.53%		Jul-2032	—	10,468	10,564	8,789
	1.55%		Jul-2032	—	20,027	20,210	16,863
	1.57%		Aug-2037	—	45,385	45,536	33,932
	1.57%		Jan-2031	—	21,644	21,684	18,588
	1.58%		Oct-2031	—	57,950	58,109	48,465
	1.65%		Jul-2030	—	1,194	1,209	1,057
	1.74%		Mar-2033	—	6,160	6,214	5,079
	1.76%		Aug-2031 - Mar-2036	—	42,802	42,881	36,826
	1.82%		Jul-2035	—	4,451	4,477	3,603
	1.88%		Nov-2031	—	25,400	25,421	21,700
	2.00%		Apr-2031	—	18,000	18,356	15,816
	2.09%		May-2032 - Jul-2050	—	21,792	21,985	17,125
	2.16%		Sep-2050	—	14,200	14,340	8,937
	2.33%		Nov-2029 - Feb-2030	—	17,593	17,613	16,169
	2.41%		Apr-2051	—	3,594	3,627	2,726
	2.43%		Nov-2031	—	18,655	18,659	16,754
	2.46%		Aug-2026 - Jan-2038	—	35,011	35,070	33,042
	2.47%		Dec-2051	—	12,937	13,100	9,898
	2.49%		Dec-2026 - Nov-2031	—	26,411	26,439	24,692
	2.53%		Jan-2030	—	20,550	20,615	18,909
	2.55%		Sep-2026 - Mar-2030	—	24,964	24,995	23,652
	2.56%		Dec-2051	—	12,148	12,174	9,394
	2.57%		Mar-2042	—	25,155	25,164	19,288
	2.61%		Nov-2026	—	9,656	9,666	9,363
	2.67%		Aug-2029	—	37,643	37,774	35,505
	2.70%		Nov-2025	—	13,698	13,698	13,450
	2.85%		Aug-2031	—	8,748	8,773	8,094
	2.91%		Jun-2031	—	25,000	25,062	23,289
	2.92%		Apr-2028	—	14,970	14,984	14,463
	2.92%		Jun-2027	—	62,936	62,947	61,219
	2.93%		Apr-2038	—	35,374	35,391	30,432
	2.94%		Jun-2027 - Jul-2039	—	28,380	28,397	27,582
	2.96%		Sep-2034	—	20,000	20,474	17,690
	2.97%		Sep-2034	—	12,545	12,669	11,250
	2.99%		Jun-2025	—	2,446	2,446	2,416

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

			Unfunded
Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
3.00%		May-2027	—	6,101	6,103	5,933
3.01%		Apr-2052	—	7,196	7,200	5,887
3.02%		Jun-2027	—	3,435	3,437	3,352
3.03%		Sep-2027	—	20,245	20,264	19,646
3.04%		Apr-2030	—	24,039	24,063	22,949
3.05%		Apr-2030	—	24,539	24,547	23,422
3.12%		Apr-2030	—	12,092	12,093	11,472
3.13%		May-2026	—	3,053	3,058	3,012
3.14%		Apr-2029	—	7,313	7,318	7,065
3.17%		Jun-2029	—	22,345	22,386	21,546
3.18%		May-2035	—	8,131	8,191	7,671
3.21%		May-2030	—	6,116	6,144	5,828
3.24%		May-2052	—	6,250	6,366	5,223
3.30%		May-2029	—	3,477	3,533	3,397
3.31%		Oct-2027	—	14,434	14,452	14,162
3.36%		Oct-2029	—	9,985	9,986	9,719
3.40%		Oct-2026	—	2,600	2,601	2,569
3.42%		Apr-2035	—	4,812	4,851	4,462
3.63%		Jul-2035	—	20,574	20,590	19,273
3.68%		Jul-2028	—	11,634	11,794	11,425
3.70%		Oct-2033	—	19,865	19,912	19,181
3.91%		Aug-2032	—	26,250	26,472	25,786
4.05%		Jun-2030	—	10,632	10,544	10,622
4.31%		Jun-2033	—	8,587	8,608	8,658
4.32%		Mar-2028	—	41,708	41,781	41,726
4.37%		Jun-2033	—	21,805	21,827	22,068
4.40%		Jan-2034	—	3,815	3,707	3,866
4.48%		Aug-2030	—	20,915	20,915	21,354
4.52%		Sep-2033	—	11,361	11,271	11,622
4.55%		Jul-2030	—	10,699	10,716	10,962
4.56%		Feb-2028	—	29,835	29,872	29,933
4.62%		Feb-2034	—	7,430	7,367	7,649
4.69%		Jun-2035	—	468	474	473
4.74%		Sep-2033	—	13,405	13,435	13,929
4.76%		Sep-2030	—	27,757	28,401	28,658
4.80%		Oct-2052	—	12,158	12,193	12,059
4.81%		Aug-2029	—	12,750	12,847	13,195
4.82%		Jul-2030 - Feb-2034	—	16,035	16,111	16,719
4.85%		Jan-2034	—	2,801	2,810	2,935
4.88%		May-2029 - Jul-2030	—	21,285	21,529	22,114
4.96%		Aug-2033	—	3,465	3,465	3,658
5.00%		Jun-2029	—	15,366	15,396	16,267
5.00%		Sep-2033	—	68,500	69,125	71,332
5.02%		Dec-2033	—	5,222	5,193	5,518
5.03%		Jun-2029	—	9,129	9,278	9,496
5.04%		Apr-2029	—	22,230	22,580	23,154
5.05%		Oct-2030	—	14,596	14,655	15,364
5.06%		Dec-2032	—	50,785	52,117	53,844
5.13%		Jan-2029	—	36,000	36,218	37,515
5.13%		Sep-2028	—	14,584	14,707	15,178
5.16%		Oct-2030	—	8,020	8,082	8,483
5.24%		Nov-2028	—	9,817	9,984	10,265
5.28%		Dec-2028	—	16,998	17,379	17,800
5.30%		Aug-2029 - Sep-2033	—	6,594	6,648	6,961
5.31%		Nov-2028	—	34,346	34,923	35,984
5.32%		May-2024	—	3,680	3,758	3,962
5.35%		Dec-2032	—	11,862	12,403	12,768
5.36%		Nov-2028	—	6,503	6,635	6,828
5.39%		May-2034	—	7,910	8,129	8,592
5.46%		May-2029	—	4,707	4,766	4,983
5.47%		Nov-2033	—	6,140	6,223	6,706
5.50%		Jan-2029	—	10,500	10,784	11,099
5.52%		Oct-2033	—	3,860	3,945	4,207
5.55%	1M SOFR+20	Nov-2031	—	40,942	40,948	40,084
5.55%		Dec-2028	—	20,040	20,462	21,213
5.56%	1M SOFR+21	Mar-2031	—	23,855	23,855	23,384
5.64%	1M SOFR+29	Feb-2029	—	20,000	20,003	19,636
5.69%		Jun-2041	—	3,989	4,057	4,054
5.75%	1M SOFR+40	Feb-2028	—	29,646	29,646	29,401
5.75%		Jun-2041		1,938	1,976	1,985
5.77%	1M SOFR+42	Mar-2028	—	37,312	37,312	37,022
5.80%	1M SOFR+45	Jan-2028	—	22,425	22,425	22,269
5.81%	1M SOFR+46	Dec-2027	—	17,448	17,448	17,332
5.82%	1M SOFR+47	Jun-2029	—	70,000	70,011	69,873
5.84%	1M SOFR+49	May-2032	—	28,526	28,529	28,520
5.87%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,955
5.87%		Dec-2035	—	6,609	7,137	7,467
5.96%		Jan-2029	—	162	162	161
5.99%		Dec-2028	—	6,364	6,597	6,813
6.04%	1M SOFR+69	May-2029	—	17,269	17,271	17,272
6.04%	1M SOFR+69	Jun-2029	—	41,110	41,110	41,122
6.13%	1M SOFR+78	Oct-2033	—	12,400	12,403	12,393

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Fannie Mae Securities (45.5% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
	6.17%	1M SOFR+82	Jan-2028	—	3,750	3,751	3,744
	6.20%	1M SOFR+85	Nov-2032	—	15,800	15,803	15,775
				—	2,340,428	2,352,648	2,229,332
Forward Commitments	2.58%		Jan-2041	11,700	—	—	(2,344)
	2.59%		Aug-2039	26,400	—	—	(4,839)
	2.72%		Jan-2041	27,794	—	278	(5,044)
	4.47%		Jul-2041	10,058	—	—	(199)
	5.21%		Jul-2044	12,174	—	—	251
	5.40%		Jun-2043	23,950	—	—	1,593
				112,076	—	278	(10,582)
Total Fannie Mae Securities				$112,076	$3,310,347	$3,334,568	$3,156,020

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Freddie Mac Securities (7.8% of net assets)

	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$—	$4,898	$4,944	$4,391
	3.00%		Aug-2042 - Sep-2046	—	20,570	20,873	19,052
	3.50%		Jan-2026 - Oct-2046	—	37,077	37,742	35,376
	4.00%		Nov-2024 - Aug-2047	—	34,783	35,894	34,068
	4.50%		Jan-2038 - Dec-2044	—	9,540	9,853	9,621
	5.00%		Jun-2026 - Aug-2040	—	1,406	1,400	1,443
	5.50%		Apr-2033 - Jul-2038	—	1,258	1,256	1,307
	5.76%	1M SOFR+41	Feb-2036	—	157	157	156
	5.79%	1M SOFR+44	May-2037	—	63	63	63
	5.81%	1M SOFR+46	Apr-2036 - Jan-2043	—	1,769	1,770	1,740
	5.86%	1M SOFR+51	Aug-2043	—	1,636	1,635	1,611
	5.94%	1M SOFR+59	Oct-2040	—	1,199	1,199	1,183
	5.96%	1M SOFR+61	Oct-2040 - Jun-2044	—	4,406	4,408	4,358
	6.00%		Dec-2033 - Oct-2037	—	1,888	1,899	1,969
	6.01%	1M SOFR+66	Nov-2040	—	1,117	1,123	1,106
	6.13%	1M SOFR+78	Aug-2037	—	1,315	1,324	1,316
	6.42%	1Y UST+223	Oct-2033	—	102	101	103
	6.50%		Apr-2028 - Nov-2037	—	251	252	264
	7.00%		Apr-2028 - Mar-2030	—	13	13	13
	7.22%	1Y UST+223	Jun-2033	—	22	22	23
	7.50%		Aug-2029 - Apr-2031	—	10	10	11
	7.52%	12M SOFR+250	Jul-2035	—	87	87	90
				—	123,567	126,025	119,264
Multifamily	0.02%		May-2050	$—	$19,406	$19,816	$14,283
	2.38%		Feb-2034	—	42,588	42,738	37,223
	2.40%		Jun-2031	—	7,414	7,463	6,738
	2.42%		Jun-2031	—	11,721	11,808	10,665
	3.28%		Dec-2029	—	15,337	15,412	14,781
	3.34%		Dec-2029	—	9,123	9,178	8,814
	3.35%		Oct-2033	—	33,450	33,362	31,573
	3.50%		Jan-2026	—	14,302	14,307	14,157
	3.60%		Apr-2030	—	23,785	24,069	23,192
	3.68%		Oct-2025	—	10,000	10,007	9,917
	4.25%		Jan-2028	—	93,651	93,078	94,198
	4.36%		Dec-2029	—	9,198	9,158	9,331
	4.83%		Jan-2039	—	9,867	9,952	10,203
	4.90%		Dec-2032	—	10,207	10,189	10,458
	5.55%	1M SOFR+20	Aug-2031	—	15,826	15,825	15,657
	5.57%	1M SOFR+23	Jul-2027	—	3,852	3,852	3,839
	5.59%	1M SOFR+24	Nov-2027 - Jun-2031	—	40,074	40,073	39,672
	5.59%	1M SOFR+24	Dec-2030	—	10,815	10,815	10,735
	5.60%	1M SOFR+25	Dec-2030	—	7,988	7,988	7,921
	5.65%	1M SOFR+30	Dec-2030	—	11,012	11,012	10,952
	5.71%	1M SOFR+36	Oct-2030	—	4,315	4,315	4,287
	5.72%	1M SOFR+37	Nov-2030	—	4,034	4,034	4,019
	5.79%	1M SOFR+44	Oct-2030	—	2,445	2,445	2,433
	6.07%	1M SOFR+72	Jul-2033	—	25,000	25,093	25,025
				—	435,410	435,989	420,073
Forward Commitments	3.86%		May-2040	27,450	—	—	(207)
Total Freddie Mac Securities				$27,450	$558,977	$562,014	$539,130

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.3% of net assets)

		Interest Rates[2]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	Illinois Housing Development Auth	—	0.40%	Dec-2024	$470	$470	$468
	NYC Housing Development Corp	2.95%	—	Nov-2041 - Nov-2045	11,275	11,275	9,795
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,206
	NYC Housing Development Corp	3.10%	—	Oct-2046	19,809	19,809	16,980
	NYC Housing Development Corp	3.25%	—	Nov-2049	10,240	10,240	8,862
	Illinois Housing Development Auth	3.30%	—	Dec-2059	2,370	2,371	2,372
	NYC Housing Development Corp	3.35%	—	Nov-2054	20,000	20,000	16,969
	NYC Housing Development Corp	3.45%	—	May-2059	20,000	20,000	17,183
	Illinois Housing Development Auth	—	3.54%	Nov-2026	5,615	5,628	5,718
	NYC Housing Development Corp	3.75%	—	May-2035	3,200	3,200	3,200
	Mass Housing[5]	3.85%	—	Dec-2058	9,330	9,327	7,360
	NYC Housing Development Corp	3.95%	—	Nov-2043	12,800	12,800	12,596
	NYC Housing Development Corp	4.00%	—	Nov-2037 - Nov-2048	9,315	9,315	9,099
	NYC Housing Development Corp	4.13%	—	Nov-2040 - Nov-2053	13,305	13,305	12,952
	Illinois Housing Development Auth	4.22%	—	Jul-2042	16,525	16,525	16,663
	NYC Housing Development Corp	4.30%	—	Nov-2045	3,000	3,000	3,002
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	23,862
	MassHousing	4.50%	—	Dec-2065	30,060	30,103	30,180
	Illinois Housing Development Auth	4.65%	—	Jan-2067	21,400	21,408	21,438
	NYC Housing Development Corp	4.65%	—	Nov-2049	2,000	2,000	2,033
	NYC Housing Development Corp	4.75%	—	Nov-2054	6,000	6,000	6,123
	Mass Housing	4.84%	—	Dec-2067	35,415	35,432	36,320
	Mass Housing[5]	4.90%	—	Jun-2066	26,645	26,682	27,592
	Illinois Housing Development Auth	5.05%	—	Jul-2066	13,320	13,355	13,789
	Mass Housing[5]	5.11%	—	Jun-2066	53,425	53,464	56,165
Total State Housing Finance Agency Securities					$383,519	$383,709	$369,927

Schedule of Portfolio Investments

September 28, 2024 (dollars in thousands; unaudited)

Other Mutifamily Investments (2.8% of net assets)

		Interest Rates[2,4]					Unfunded
	Issuer	Permanent	Construction		Maturity Date		Commitments[3]	Face Amount	Amortized Cost	Value
Direct Loans	Peregrine Apartments (Level 3)	—	3.60%		Dec-2024		—	12,543	12,546	12,468
	Ladder 260 - Tax Exempt (Level 3)	—	4.04%		Nov-2025		—	8,161	8,119	8,030
	99 Ocean (Level 3)	—	4.05%		Oct-2024		1,103	50,897	50,841	50,892
	Olson Court (Level 3)	—	5.82%		May-2027		21,268	1,575	1,503	2,198
	The Crest Apartments (Level 3)	—	6.75%		Dec-2024		—	9,219	9,219	9,145
	400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-2058	[6]	39,276	10	(239)	469
	Soul (Level 3)	—	7.34%	1M SOFR+225	May-2025		—	24,750	24,699	24,644
	Hudson Exchange (Level 3)	—	7.63%	1M SOFR+275	Jun-2027		36,545	13,455	13,381	13,555
	San Cristina (Level 3)	—	7.69%	1M SOFR+260	Mar-2025		229	17,243	17,240	17,188
	Soul (Level 3)	—	7.94%	1M SOFR+285	May-2025		1,670	10,831	10,778	10,809
	311 W 42nd Street (Level 3)	—	7.95%	1M Term SOFR+311	Nov-2024		9,637	40,363	40,341	40,146
							109,728	189,047	188,428	189,544
Forward Commitments	Olson Court (Taxable) (Level 3)	—	6.52%		May-2027		2,157	—	(8)	65
	Union Tower (Level 3)	—	6.85%	1M SOFR+200	Jun-2027		15,068	—	42	(16)
	Landmark Towers (Level 3)	—	7.20%	1M SOFR+260	Jun-2027		18,660	—	(3)	114
	400 Lake Shore Drive (Level 3)	—	7.26%	80% Daily SOFR+300	Dec-20536	[6]	15,714	—	(133)	184
							51,599	—	(102)	347
Privately Insured Construction/Permanent Mortgages[7]	Illinois Housing Development Auth	6.20%	—		Dec-2047		—	2,769	2,776	2,751
	Illinois Housing Development Auth	6.40%	—		Nov-2048		—	846	854	841
							—	3,615	3,630	3,592
Total Other Multifamily Investments							$161,327	$192,662	$191,956	$193,483

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

United States Treasury Securities (5.7% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
1.75%	Aug-2041	$20,000	$19,517	$14,169
2.00%	Nov-2041	7,000	6,685	5,145
2.38%	Feb-2042	15,000	15,272	11,679
3.00%	Aug-2052	20,000	18,197	16,070
3.63%	Feb-2053	10,000	9,700	9,091
3.88%	Feb-2043	105,000	105,188	101,285
4.00%	Nov-2042	15,000	14,772	14,756
4.13%	Jul-2031	55,000	56,288	56,547
4.13%	Aug-2053	40,000	37,060	39,829
4.13%	Aug-2044	25,000	25,208	24,805
4.25%	Aug-2054	20,000	20,502	20,425
4.63%	May-2044	55,000	57,291	58,301
4.75%	Nov-2043 - Nov 2053	20,000	20,061	21,832
Total United States Treasury Securities		$407,000	$405,741	$393,934
Total Fixed-Income Investments		$7,200,897	$7,280,250	$6,761,575

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (less than 0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value

HIT Advisers[8] (Level 3)	$1	$—	$781
Total Equity Investment	$1	$—	$781

Schedule of Portfolio Investments

September 30, 2024 (dollars in thousands; unaudited)

Short-Term Investments (2.3% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds	4.85%[9]	Oct-2024	162,719	162,719	162,719
Total Short-Term Investments			$162,719	$162,719	$162,719

Total Investments			$7,363,617	$7,442,970	$6,925,075

Schedule of Portfolio Investments

June 30, 2024 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount 2.8% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)

Futures Long
CBOT Ultra Long U.S. Treasury	670	Dec-24	$89,400	$89,173	$(227)
CBOT U.S. Treasury	865	Dec-24	107,382	107,422	$40
Total Futures Contracts			$196,782	$196,595	$(187)

Schedule of Portfolio Investments

September 30, 2024

Footnotes

1	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, unfunded commitments totaled $485.9 million for which unrealized losses of $10.5 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

6	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the annualized 1-day yield as of September 30, 2024.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2024

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage- backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant, or the utilization of a discounted cash flow model based on broker and/ or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on September 30, 2024, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2024:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$120,793	$—	$120,793
Ginnie Mae Securities	—	1,774,189	—	1,774,189
Ginnie Mae Construction Securities	—	130,362	82,011	212,373
Fannie Mae Securities	—	3,166,602	—	3,166,602
Freddie Mac Securities	—	539,337	—	539,337
State Housing Finance Agency Securities	—	369,927	—	369,927
Other Multifamily Investments
Direct Loans	—	—	189,544	189,544
Privately Insured Construction/Permanent Mortgages	—	3,592	—	3,592
Total Other Multifamily Investments	—	3,592	189,544	193,136
United States Treasury Securities	—	393,934	—	393,934
Equity Investments	—	—	781	781
Short-Term Investments	162,719	—	—	162,719
Other Financial Instruments(1)	—	(9,064)	348	(8,716)
Total Investment	$162,719	$6,489,672	$272,684	$6,925,075

Derivative Investments:	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts(2)	$(187)	—	—	$(187)
Total Derivative Investments	$(187)	—	—	$(187)

1.If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2. Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2024.

	Investments in Securities ($ in thousands)
	Other Multifamily Investments	Ginnie Mae Construction Securities	Equity Investments	Other Financial Instruments	Total
Beginning balance, 12/31/2023	$263,321	$45,828	$334	$(171)	$309,312
Cost of Purchases	46,358	33,900	—	—	80,258
Paydowns/Settlements	(123,403)	—	—	—	(123,403)
Total Unrealized Gain (Loss)(a)	3,268	2,283	447	519	6,517
Ending balance, 9/30/2024	$189,544	$82,011	$781	$348	$272,684

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2024 totaled $6,517,000 and is included in the Statement of Operations.

For the nine months ended September 30, 2024, there were no transfers in levels.

Level 3 securities primarily consist of Direct Loans and one Ginnie Mae Construction Security which were valued using evaluated prices provided by an independent, third-party pricing service as of September 30, 2024, employing a discounted cash flow model. Weighted average lives for the loans ranged from 0.00 to 3.38 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 109 to 560 basis points. For the Ginnie Mae Construction Security, weighted average life was 2.58 years. A change in unobservable inputs may impact the value of the loans or securities.

Federal Income Taxes

As of September 30, 2024, investments for federal income tax purposes approximated book cost at amortized cost of $7,442,970,000.  Net unrealized losses aggregated $517,895,000 at period-end, of which $57,905,000 related to appreciated investments and $575,800,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%), which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. HIT maintains an allowance for doubtful receivable due to aging balances. Also, in accordance with the contract, the HIT may provide the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2024, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2023	$571
Advances in 2024	39
Repayment by HIT Advisers in 2024	—
Ending Balance, 9/30/2024	$610

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2023	$147
Advances in 2024	1,230
Repayment by BACDE in 2024	(1,205)
Ending Balance, 9/30/2024	$172

Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

$ in Thousands
As of September 30, 2024
Assets	$2,730
Liabilities	$1,949
Equity	$781

For the nine months ended September 30, 2024
Income	$1,740
Expenses	(1,020)
Tax Expense	(199)
Net Income (Loss)	$521